Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000
Previously Paid Amount	0
Total Fee Amount	34,525
Total Offset Amount	0
Net Fee	$ 34,525